Summary of Significant Accounting Policies (Summary of Property, Plant, and Equipment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant and equipment in service	$ 2,759.3	$ 2,677.0
Total property, plant and equipment in service, Composite Rate	5.30%	5.80%	4.80%
Public Utilities, Allowance for Funds Used During Construction, Capitalized Interest	1.5	1.5	4.0
Regulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Transmission	227.5	213.1
Distribution	1,011.7	970.1
General	62.5	56.8
Non-depreciable	61.6	60.8
Total property, plant and equipment in service	1,363.3	1,300.8
Transmission, Composite Rate	4.10%	4.10%
Distribution, Composite Rate	5.40%	5.60%
General, Composite Rate	12.40%	12.10%
Unregulated Operation [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Production / Generation	1,354.9	1,340.8
Other	21.3	15.7
Non-depreciable	19.8	19.7
Total property, plant and equipment in service	$ 1,396.0	$ 1,376.2
Production/Generation, Composite Rate	5.40%	6.20%
Other, Composite Rate	8.10%	8.90%